Annual Fund Operating Expenses	Oct. 19, 2026
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.55%
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.75%
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.45%
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[12]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.45%

[1]	Includes an investment advisory fee of 0.45% and a unitary administrative services fee of 0.10%.
[2]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[3]	Amounts have been estimated for the current fiscal year.
[4]	Includes an investment advisory fee of 0.60% and a unitary administrative services fee of 0.15%
[5]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[6]	Amounts have been estimated for the current fiscal year.
[7]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[8]	Amounts have been estimated for the current fiscal year.
[9]	Includes an investment advisory fee of 0.35% and a unitary administrative services fee of 0.10%.
[10]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[11]	Amounts have been estimated for the current fiscal year.
[12]	Includes an investment advisory fee of 0.35% and a unitary administrative services fee of 0.10%.
[13]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[14]	Amounts have been estimated for the current fiscal year.